Income Taxes - Additional Information (Detail) ¥ in Thousands, $ in Thousands, ¥ in Millions	3 Months Ended	12 Months Ended			21 Months Ended	36 Months Ended
	Mar. 31, 2015	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014	Dec. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 JPY (¥)	Dec. 31, 2013 CNY (¥)
Income Taxes [Line Items]
Effective tax rate		20.08%	14.44%	15.41%
Unified statutory income tax rate under current EIT law		25.00%
Statutory withholding tax rate to which dividends paid by a FIE to any of its foreign non-resident enterprise investors are subject		10.00%
Special withholding tax rate to which dividends paid by a FIE to its foreign non-resident enterprise investors of certain jurisdictions are subject		5.00%
Statutory withholding tax rate for capital gains		10.00%
Operating loss carry forwards		$ 2,380,000			$ 2,380,000	$ 2,380,000	¥ 16,500,000
Accrued withholding tax		91,151	¥ 592,719		91,151	91,151	632,859		¥ 580,720
Undistributed earnings no withholding tax has accrued		$ 12,890,000			$ 12,890,000	$ 12,890,000	¥ 89,520,000
High And New Technology Enterprise
Income Taxes [Line Items]
A preferential enterprise income tax rate		15.00%
Preferential enterprise income tax rate, effective period		3 years
Key Software Enterprise
Income Taxes [Line Items]
A preferential enterprise income tax rate		10.00%
Baidu HK
Income Taxes [Line Items]
Income tax rate		16.50%
Baidu Japan
Income Taxes [Line Items]
Minimum paid-in capital required for a specified Japan national income tax rate								¥ 100
Maximum paid-in capital required for a specified Japan national income tax rate								¥ 100
Baidu Japan | Maximum
Income Taxes [Line Items]
Effective tax rate		37.00%
Baidu Japan | Minimum
Income Taxes [Line Items]
Effective tax rate		34.00%
Baidu Japan | Up to March 31, 2015 for paid-in capital in excess of JPY100 million
Income Taxes [Line Items]
A specified Japan national income tax rate	25.50%
Baidu Japan | From April 1, 2015 for paid-in capital in excess of JPY100 million
Income Taxes [Line Items]
A specified Japan national income tax rate					23.90%
Baidu Japan | From April 1, 2015 on first JPY8 million for paid-in capital equals JPY100 million or less
Income Taxes [Line Items]
A specified Japan national income tax rate					15.00%
Baidu Japan | From April 1, 2015 on the portion over JPY8 million for paid-in capital equals JPY100 million or less
Income Taxes [Line Items]
A specified Japan national income tax rate					23.90%
Baidu Online
Income Taxes [Line Items]
A preferential enterprise income tax rate				10.00%
Baidu Online | Key Software Enterprise
Income Taxes [Line Items]
A preferential enterprise income tax rate			10.00%
Baidu China | Key Software Enterprise
Income Taxes [Line Items]
A preferential enterprise income tax rate			10.00%
Certain PRC Subsidiaries and VIEs | High And New Technology Enterprise
Income Taxes [Line Items]
A preferential enterprise income tax rate						15.00%
Certain PRC Subsidiaries and VIEs | Expiration Period One | High And New Technology Enterprise
Income Taxes [Line Items]
Tax holiday, expiration year		2017
Certain PRC Subsidiaries and VIEs | Expiration Period Two | High And New Technology Enterprise
Income Taxes [Line Items]
Tax holiday, expiration year		2018
Certain PRC Subsidiaries and VIEs | Expiration Period Three | High And New Technology Enterprise
Income Taxes [Line Items]
Tax holiday, expiration year		2019
PRC
Income Taxes [Line Items]
Net operating loss carryforward period		5 years
Net operating loss carryforwards begins to expire		2018
PRC | Maximum
Income Taxes [Line Items]
Time period that tax authorities could conduct examinations of entity's tax filings		5 years
PRC | Earliest Tax Year
Income Taxes [Line Items]
Tax years remain open to examination by respective taxing jurisdictions		2012
PRC | Latest Tax Year
Income Taxes [Line Items]
Tax years remain open to examination by respective taxing jurisdictions		2016
Japan
Income Taxes [Line Items]
Net operating loss carryforward period		9 years
Net operating loss carryforwards begins to expire		2018